Trade and Other Payables - Summary of Trade and Other Payables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Payables [Line Items]
Trade and other current payables	$ 329,448,226	$ 341,088,664
Trade and other payables, Non-current	632,643	1,453,022
Energy Suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	80,832,851	72,361,322
Fuel and Gas Suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	13,300,050	18,024,696
Payables to Tax Authorities Other Than Corporate Income Tax [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	9,868,976	7,152,058
Payables for Goods and Services [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	146,590,421	147,606,676
Trade and other payables, Non-current	5,431	40,256
VAT Debit Tax (VAT/ICMS) [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	12,048,722	13,136,043
Dividends Payable to Non-controlling Interests [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	53,139,347	58,901,712
Mitsubishi Contract (LTSA) [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	1,227,656	10,582,997
Accounts Payable to Staff [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	11,741,237	12,401,802
Other Payables [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	698,966	921,358
Trade and other payables, Non-current	$ 627,212	$ 1,412,766